Stock Incentive Plans (Details) - Schedule of stock options outstanding and exercisable - Stock Option [Member] - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Outstanding Stock Options [Member]
Stock Incentive Plans (Details) - Schedule of stock options outstanding and exercisable [Line Items]
Outstanding Stock Options, Outstanding at Beginning balance	30,361,405	28,772,180	28,772,180
Outstanding Stock Options, Authorized
Outstanding Stock Options, Options Granted	177,801	989,018
Outstanding Stock Options, Options exercised	(2,624,634)	(1,966,115)
Outstanding Stock Options, Options forfeited or cancelled	(412,707)	(1,162,848)	(376,245)	(475,875)
Outstanding Stock Options, Outstanding at Ending balance	27,501,865	26,632,235	30,361,405	28,772,180
Outstanding Stock Options, Options exercisable	17,684,206	17,078,959
Weighted Average Exercise Price Per Share [Member]
Stock Incentive Plans (Details) - Schedule of stock options outstanding and exercisable [Line Items]
Weighted Average Exercise Price, Outstanding at Beginning balance (in Dollars per share)	$ 3.45	$ 2.38	$ 2.38
Weighted Average Exercise Price, Authorized (in Dollars per share)
Weighted Average Exercise Price, Options Granted (in Dollars per share)	9.01	3.96	40.1	$ 19.98
Weighted Average Exercise Price, Options exercised (in Dollars per share)	1.11	0.85	5.34	2.82
Weighted Average Exercise Price, Options forfeited or cancelled (in Dollars per share)	4.43	3.09	17.35	13.76
Weighted Average Exercise Price, Outstanding at Ending balance (in Dollars per share)	$ 3.7	$ 2.52	$ 3.45	$ 2.38
Weighted Average Exercise Price, Options exercisable	2.53	2.02
Weighted Average Remaining Contractual Term (Years) [Member]
Stock Incentive Plans (Details) - Schedule of stock options outstanding and exercisable [Line Items]
Weighted Average Remaining Contractual Term (Years), Outstanding at Beginning balance	6 years 9 months 10 days	6 years 9 months		6 years 5 months 8 days
Weighted Average Remaining Contractual Term (Years), Outstanding at Ending balance	6 years 8 months 8 days	6 years 7 months 6 days
Weighted Average Remaining Contractual Term (Years), Options exercisable	5 years 6 months 29 days	5 years 4 months 9 days	6 years 9 months 10 days	6 years 9 months
Average Intrinsic Value [Member]
Stock Incentive Plans (Details) - Schedule of stock options outstanding and exercisable [Line Items]
Average Intrinsic Value, Outstanding at Beginning balance (in Dollars)	$ 168,923	$ 36,987	$ 36,987
Average Intrinsic Value, Authorized (in Dollars)
Average Intrinsic Value, Options Granted (in Dollars)		4,996
Average Intrinsic Value, Options exercised (in Dollars)	20,705	5,947
Average Intrinsic Value, Options forfeited (in Dollars)	1,497
Average Intrinsic Value, Outstanding at Ending balance (in Dollars)	7,758	172,816	$ 168,923	$ 36,987
Average Intrinsic Value, Options exercisable (in Dollars)	$ 7,750	$ 119,390